OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
OTHER LIABILITIES
Other tax payable	$ 1,623,217	$ 1,428,070
Accrued payroll	101,656	54,010
Other payables	1,990,395	1,674,941
Other Liabilities	$ 3,715,268	$ 3,157,021